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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                              GENERAL INSTRUCTIONS

1. Rule as to Use of Form 13F. Institutional investment managers ("Managers") must use Form 13F for reports to the Commission required by Section 13(f) of the Securities Exchange Act of 1934 [15 U.S.C. 78m(f)] ("Exchange Act") and rule 13f-1 [17 CFR 240.13f-1] thereunder. Rule 13f-1(a) provides that every Manager which exercises investment discretion with respect to accounts holding Section 13(f) securities, as defined in rule 13f-1(c), having an aggregate fair market value on the last trading day of any month of any calendar year of at least $100,000,000 shall file a report on Form 13F with the Commission within 45 days after the last day of such calendar year and within 45 days after the last day of each of the first three calendar quarters of the subsequent calendar year.

2. Rules to Prevent Duplicative Reporting. If two or more Managers, each of which is required by rule 13f-1 to file a report on Form 13F for the reporting period, exercise investment discretion with respect to the same securities, only one such Manager must include information regarding such securities in its reports on Form 13F.

     A Manager having securities over which it exercises investment discretion that are reported by another Manager (or Managers) must identify the Manager(s) reporting on its behalf in the manner described in Special Instruction 6.

     A Manager reporting holdings subject to shared investment discretion must identify the other Manager(s) with respect to which the filing is made in the manner described in Special Instruction 8.

3. Filing of Form 13F. A Manager must file a Form 13F report with the Commission within 45 days after the end of each calendar year and each of the first three calendar quarters of each calendar year. As required by
     Section 13(f)(5) of the Exchange Act, a Manager which is a bank, the deposits of which are insured in accordance with the Federal Deposit Insurance Act, must file with the appropriate regulatory agency for the bank a copy of every Form 13F report filed with the Commission pursuant to this subsection by or with respect to such bank. Filers who file Form 13F electronically can satisfy their obligation to file with other regulatory agencies by sending (a) a paper copy of the EDGAR filing (provided the Manager removes or blanks out the confidential access codes); (b) the filing in electronic format, if the regulatory agency with which the filing is being made has made provisions to receive filings in electronic format; or (c) for filers filing in paper format under continuing hardship exemptions, a copy of the Form 13F paper filing.

4. Official List of Section 13(f) Securities. The official list of Section 13(f) Securities published by the Commission (the "13F List") lists the securities the holdings of which a Manager is to report on Form 13F. See rule 13f-1(c) [17 CFR 240.13f-1(c)]. Form 13F filers may rely on the current 13F List in determining whether they need to report any particular securities holding. The current 13F List is available on www.sec.gov/divisions/investment/13flists.htm. The 13F List is updated quarterly.

                INSTRUCTIONS FOR CONFIDENTIAL TREATMENT REQUESTS

     Pursuant to Section 13(f)(4) of the Exchange Act [15 U.S.C. 78m(f)(4)], the Commission (1) may prevent or delay public disclosure of information reported on this form in accordance with Section 552 of Title 5 of the United States Code, the Freedom of Information Act [5 U.S.C. 552], and (2) shall not disclose information reported on this form identifying securities held by the account of a natural person or an estate or trust (other than a business trust or investment company). A Manager must submit in accordance with the procedures for requesting confidential treatment any portion of a report which contains information identifying securities held by the account of a natural person or an estate or trust (other than a business trust or investment company).

     Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

SEC1685 (1-12)

     A Manager should make requests for confidential treatment of information reported on this form in accordance with rule 24b-2 under the Exchange Act [17 CFR 240.24b-2]. Requests relating to the non-disclosure of information identifying the securities held by the account of a natural person or an estate or trust (other than a business trust or investment company) must so state but need not, in complying with paragraph (b)(2)(ii) of rule 24b-2, include an analysis of any applicable exemptions from disclosure under the Commission's rules and regulations adopted under the Freedom of Information Act [17 CFR 200.80].

     Paragraph (b) of rule 24b-2 requires a Manager filing confidential information with the Commission to indicate at the appropriate place in the public filing that the confidential portion has been so omitted and filed separately with the Commission. A Manager should comply with this provision by including on the Summary Page, after the Report Summary and prior to the List of Other Included Managers, a statement that confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

     A Manager must file in paper, in accordance with rule 101(c)(1)(i) of Regulation S-T [17 CFR 232.101(c)(1)(i)], all requests for and information subject to the request for confidential treatment filed pursuant to Section 13(f)(4) of the Exchange Act. If a Manager requests confidential treatment with respect to information required to be reported on Form 13F, the Manager must file in paper with the Secretary of the Commission an original and four copies of the Form 13F reporting information for which the Manager requests confidential treatment.

     A Manager requesting confidential treatment must provide enough factual support for its request to enable the Commission to make an informed judgment as to the merits of the request. The request should address all pertinent factors, including all of the following that are relevant:

1. If confidential treatment is requested as to more than one holding of securities, discuss each holding separately unless the Manager can identify a class or classes of holdings as to which the nature of the factual circumstances and the legal analysis are substantially the same.

2. If a request for confidential treatment is based upon a claim that the subject information is confidential, commercial or financial information, provide the information required by paragraphs 2.a through 2.e of this Instruction except that, if the subject information concerns security holdings that represent open risk arbitrage positions and no previous requests for confidential treatment of those holdings have been made, the Manager need provide only the information required in paragraph 2.f.

     a. Describe the investment strategy being followed with respect to the relevant securities holdings, including the extent of any program of acquisition and disposition (note that the term "investment strategy," as used in this instruction, also includes activities such as block positioning).

     b. Explain why public disclosure of the securities would, in fact, be likely to reveal the investment strategy; consider this matter in light of the specific reporting requirements of Form 13F (e.g., securities holdings are reported only quarterly and may be aggregated in many cases).

     c. Demonstrate that such revelation of an investment strategy would be premature; indicate whether the Manager was engaged in a program of acquisition or disposition of the security both at the end of the quarter and at the time of the filing; and address whether the existence of such a program may otherwise be known to the public.

     d. Demonstrate that failure to grant the request for confidential treatment would be likely to cause substantial harm to the Manager's competitive position; show what use competitors could make of the information and how harm to the Manager could ensue.

     e. State the period of time for which confidential treatment of the securities holdings is requested. The time period specified may not exceed one (1) year from the date that the Manager is required to file the Form 13F report with the Commission.

     f. For securities holdings that represent open risk arbitrage positions, the request must include good faith representations that:

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          i.   the securities holding represents a risk arbitrage position open on the last day of the period for which the Form 13F report is filed; and

          ii. the reporting Manager has a reasonable belief as of the period end that it may not close the entire position on or before the date that the Manager is required to file the Form 13F report with the Commission.

          If the Manager makes these representations in writing at the time that the Form 13F is filed, the Commission will automatically accord the subject securities holdings confidential treatment for a period of up to one (1) year from the date that the Manager is required to file the Form 13F report with the Commission.

     g. At the expiration of the period for which confidential treatment has been granted pursuant to paragraph 2.e or 2.f of this Instruction (the "Expiration Date"), the Commission, without additional notice to the reporting manager, will make such security holdings public unless a de novo request for confidential treatment of the information that meets the requirements of paragraphs 2.a through 2.e of this Instruction is filed with the Commission at least fourteen (14) days in advance of the Expiration Date.

3. If the Commission grants a request for confidential treatment, it may delete details which would identify the Manager and use the information in tabulations required by Section 13(f)(4) absent a separate showing that such use of information could be harmful.

4. Upon the denial by the Commission of a request for confidential treatment, or upon the expiration of the confidential treatment previously granted for a filing, unless a hardship exemption is available, the Manager must submit electronically, within six (6) business days of the expiration or notification of the denial, as applicable, a Form 13F report, or an amendment to its publicly filed Form 13F report, if applicable, listing those holdings as to which the Commission denied confidential treatment or for which confidential treatment has expired. If a Manager files an amendment, the amendment must not be a restatement; the Manager must designate it as an amendment which adds new holdings entries. The Manager must include at the top of the Form 13F Cover Page the following legend to correctly designate the type of filing being made:

          THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON (DATE) PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH (THAT REQUEST WAS DENIED/CONFIDENTIAL TREATMENT EXPIRED) ON
          (DATE).

                              SPECIAL INSTRUCTIONS

1. This form consists of three parts: the Form 13F Cover Page (the "Cover Page"), the Form 13F Summary Page (the "Summary Page"), and the Form 13F Information Table (the "Information Table").

2. When preparing the report, omit all bracketed text. Include brackets used to form check boxes.

THE COVER PAGE:

3. The period end date used in the report (and in the EDGAR submission header) is the last day of the calendar year or quarter, as appropriate, even though that date may not be the same as the date used for valuation in accordance with Special Instruction 9.

4. Amendments to a Form 13F report must either restate the Form 13F report in its entirety or include only holdings entries that are being reported in addition to those already reported in a current public Form 13F report for the same period. If the Manager is filing the Form 13F report as an amendment, then, the Manager must check the amendment box on the Cover Page; enter the amendment number; and check the appropriate box to indicate whether the amendment (a) is a restatement or (b) adds new holdings entries. Each amendment must include a complete Cover Page and, if applicable, a Summary Page and Information Table. See rule 13f-1(a)(2) [17 CFR 240.13f-1(a)(2)].

5. Present the Cover Page and the Summary Page information in the format and order provided in the form. The Cover Page may include information in addition to the required information, so long as the additional information does not, either by its nature, quantity, or manner of presentation, impede the understanding or presentation of the required information. Place all additional information after the signature of the person signing the report (immediately preceding the Report Type section). Do not include any additional information on the Summary Page or in the Information Table.

6. Designate the Report Type for the Form 13F report by checking the appropriate box in the Report Type section of the Cover Page, and include, where applicable, the List of Other Managers Reporting for this Manager (on the Cover Page), the Summary Page and the Information Table, as follows:

     a. If all of the securities with respect to which a Manager has investment discretion are reported by another Manager (or Managers), check the box for Report Type "13F NOTICE," include (on the Cover
          Page) the List of Other Managers Reporting for this Manager, and omit both the Summary Page and the Information Table.

     b. If all of the securities with respect to which a Manager has investment discretion are reported in this report, check the box for Report Type "13F HOLDINGS REPORT," omit from the Cover Page the List of Other Managers Reporting for this Manager, and include both the Summary Page and the Information Table.

     c. If only part of the securities with respect to which a Manager has investment discretion is reported by another Manager (or Managers), check the box for Report Type "13F COMBINATION REPORT," include (on the Cover Page) the List of Other Managers Reporting for this Manager, and include both the Summary Page and the Information Table.

SUMMARY PAGE:

7. Include on the Summary Page the Report Summary, containing the Number of Other Included Managers, the Information Table Entry Total and the Information Table Value Total.

     a. Enter as the Number of Other Included Managers the total number of other Managers listed in the List of Other Included Managers on the Summary Page, not counting the Manager filing this report. See Special Instruction 8. If none, enter the number zero ("0").

     b. Enter as the Information Table Entry Total the total number of line entries providing holdings information included in the Information Table.

     c. Enter as the Information Table Value Total the aggregate fair market value of all holdings reported in this report, i.e., the total for Column 4 (Fair Market Value) of all line entries in the Information Table. The Manager must express this total as a rounded figure, corresponding to the individual Column 4 entries in the Information Table. See Special Instruction 9.

8. Include on the Summary Page the List of Other Included Managers. Use the title, column headings and format provided.

     a. If this Form 13F report does not report the holdings of any Manager other than the Manager filing this report, enter the word "NONE" under the title and omit the column headings and list entries.

     b. If this Form 13F report reports the holdings of one or more Managers other than the Manager filing this report, enter in the List of Other Included Managers all such Managers together with their respective Form 13F file numbers, if known. (The Form 13F file numbers are assigned to Managers when they file their first Form 13F.) Assign a number to each Manager in the List of Other Included Managers, and present the list in sequential order. The numbers need not be consecutive. The List of Other Managers must include all other Managers identified in Column 7 of the Information Table. Do not include the Manager filing this report.

INFORMATION TABLE:

9. In determining fair market value, use the value at the close of trading on the last trading day of the calendar year or quarter, as appropriate. Enter values rounded to the nearest one thousand dollars (with "000" omitted).

10. A Manager may omit holdings otherwise reportable if the Manager holds, on the period end date, fewer than 10,000 shares (or less than $200,000 principal amount in the case of convertible debt securities) and less than $200,000 aggregate fair market value (and option holdings to purchase only such amounts).

11. A Manager must report holdings of options only if the options themselves are Section 13(f) securities. For purposes of the $100,000,000 reporting threshold, the Manager should consider only the value of such options, not the value of the underlying shares. The Manager must give the entries in Columns 1 through 5 and in Columns 7 and 8 of the Information Table, however, in terms of the securities underlying the options, not the options themselves. The Manager must answer Column 6 in terms of the discretion to exercise the option. The Manager must make a separate segregation in respect of securities underlying options for entries for each of the columns, coupled with a designation "PUT" or "CALL" following such segregated entries in Column 5, referring to securities subject respectively to put and call options. A Manager is not required to provide an entry in Column 8 for securities subject to reported call options.

12. Furnish the Information Table using the table title, column headings and format provided. Provide column headings once at the beginning of the Information Table; repetition of column headings on subsequent pages is not required. Present the table in accordance with the column instructions provided in Special Instructions 12.b.i through 12.b.viii. Do not include any additional information in the Information Table. Begin the Information Table on a new page; do not include any portion of the Information Table on either the Cover Page or the Summary Page.

     a. In entering information in Columns 4 through 8 of the Information Table, list securities of the same issuer and class with respect to which the Manager exercises sole investment discretion separately from those with respect to which investment discretion is shared. Special Instruction 12.b.vi for Column 6 describes in detail how to report shared investment discretion.

     b.   Instructions for each column in the Information Table:

          i. Column 1. Name of Issuer. Enter in Column 1 the name of the issuer for each class of security reported as it appears in the current official list of Section 13(f) Securities published by the Commission in accordance with rule 13f-1(c) (the "13F List"). Reasonable abbreviations are permitted.

          ii. Column 2. Title of Class. Enter in Column 2 the title of the class of the security reported as it appears in the 13F List. Reasonable abbreviations are permitted.

          iii. Column 3. CUSIP Number. Enter in Column 3 the nine (9) digit CUSIP number of the security.

          iv. Column 4. Market Value. Enter in Column 4 the market value of the holding of the particular class of security as prescribed by Special Instruction 9.

          v. Column 5. Amount and Type of Security. Enter in Column 5 the total number of shares of the class of security or the principal amount of such class. Use the abbreviation "SH" to designate shares and "PRN" to designate principal amount. If the holdings being reported are put or call options, enter the designation "PUT" or "CALL," as appropriate.

          vi. Column 6. Investment Discretion. Segregate the holdings of securities of a class according to the nature of the investment discretion held by the Manager. Designate investment discretion as "sole" (SOLE); "shared-defined" (DEFINED); or "shared-other" (OTHER), as described below:

               (A) Sole. Designate as "sole" securities over which the Manager exercised sole investment discretion. Report "sole" securities on one line. Enter the word SOLE in Column 6.

               (B) Shared-Defined. If investment discretion is shared with controlling and controlled companies (such as bank holding companies and their subsidiaries); investment advisers and investment companies advised by those advisers; or insurance companies and their separate accounts, then designate investment discretion as "shared-defined" (DEFINED).

                    For each holding of DEFINED securities, segregate the securities into two categories: those securities over which investment discretion is shared with another Manager or Managers on whose behalf this Form 13F report is being filed, and those securities over which investment discretion is shared with any other person, other than a Manager on whose behalf this Form 13F report is being filed.

                    Enter each of the two segregations of DEFINED securities holdings on a separate line, and enter the designation DEFINED in Column 6. See Special Instruction vii for Column 7.

               (C) Shared-Other. Designate as "shared-other" securities (OTHER) those over which investment discretion is shared in a manner other than that described in Special Instruction (B) above.

                    For each holding of OTHER securities, segregate the securities into two categories: those securities over which investment discretion is shared with another Manager or Managers on whose behalf this Form 13F report is being filed, and those securities over which investment discretion is shared with any other person, other than a Manager on whose behalf this Form 13F report is being filed.

                    Enter each segregation of OTHER securities holdings on a separate line, and enter the designation "OTHER" in Column
                    6. See Special Instruction vii for Column 7.

                    NOTE: A Manager is deemed to share discretion with respect to all accounts over which any person under its control exercises discretion. A Manager of an institutional account, such as a pension fund or investment company, is not deemed to share discretion with the institution unless the institution actually participated in the investment decision-making.

          vii. Column 7. Other Managers. Identify each other Manager on whose behalf this Form 13F report is being filed with whom investment discretion is shared as to any reported holding by entering in this column the number assigned to the Manager in the List of Other Included Managers.

               Enter this number in Column 7 opposite the segregated entries in Columns 4, 5 and 8 (and the relevant indication of shared discretion set forth in Column 6) as required by the preceding special instruction. Enter no other names or numbers in Column 7.

               A Manager must report the conditions of sharing discretion with other Managers consistently for all holdings reported on a single line.

         viii. Column 8. Voting Authority. Enter the number of shares for which the Manager exercises sole, shared, or no voting authority (none) in this column, as appropriate.

               The Commission deems a Manager exercising sole voting authority over specified "routine" matters, and no authority to vote in "non-routine" matters, for purposes of this Form 13F report to have no voting authority. "Non-routine" matters include a contested election of directors, a merger, a sale of substantially all the assets, a change in the articles of incorporation affecting the rights of shareholders, and a change in fundamental investment policy; "routine" matters include selection of an accountant, uncontested election of directors, and approval of an annual report.

               If voting authority is shared only in a manner similar to a sharing of investment discretion which would call for a response of "shared-defined" (DEFINED) under Column 6, a Manager should report voting authority as sole under subdivision (a) of Column 8, even though the Manager may be deemed to share investment discretion with that person under Special Instruction 12.b.vi.

13.  Preparation of the electronic filing:

     a. No line on the Cover Page or the Summary Page may exceed 80 characters in length. See rule 305 of Regulation S-T [17 CFR 232.305]

     b. No line in the Form 13F Information Table may exceed 132 characters in length. See rule 305 of Regulation S-T [17 CFR 232.305].

     c. If the Form 13F Report Type is "13F HOLDINGS REPORT" or "13F COMBINATION REPORT," then place one EDGAR tag at the end of the Cover Page and one tag at the end of the Summary Page. Additional EDGAR tags are not required. Those electing to include additional tags should, for each page containing a tag, include no more than sixty (60) lines per page, including the line on which the tag is placed.

     d. In preparing the Form 13F report for electronic filing, a Manager may omit underscoring used in the form to indicate the placement of information that the Manager is to furnish.

     e. Use the following EDGAR submission types for the following Form 13F Report Types:

                   Form 13F Report Type    EDGAR Submission Type
                  ----------------------   ---------------------
                  13F HOLDINGS REPORT
                      Initial Filing                 13F-HR
                      Amendments                     13F-HR/A

                  13F NOTICE
                      Initial Filing                 13F-NT
                      Amendments                     13F-NT/A

                  13F COMBINATION REPORT
                      Initial Filing                 13F-HR
                      Amendments                     13F-HR/A

                       PAPERWORK REDUCTION ACT INFORMATION

     Persons who are to respond to the collection of information contained in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Rule 13f-1 under the Exchange Act (17 CFR 240.13f-1) requires institutional investment managers who exercise investment discretion over certain accounts of equity securities described in
Section 13(d)(1) of the Exchange Act [15 U.S.C. 78m(d)(1)] (generally, certain U.S. exchange-traded equity securities, as set forth in rule 13f-1(c)) having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over certain accounts of equity securities described in Section 13(d)(1) of the Exchange Act [15 U.S.C. 78m(d)(1)] (generally, certain U.S. exchange-traded equity securities, as set forth in rule 13f-1(c)) having, in the aggregate, a fair market value of atleast $100,000,000. We believe that investors will find Form 13F report information useful in tracking institutional investorholdings in their investments and that issuers, too, will find detail as to institutional investor holdings useful because much of their shareholder list may reflect holdings in "street name" rather than beneficial ownership. We believe that mandatory electronic dissemination of this data will help ensure timely and efficient dissemination of this important information. We believe that these reports should have the same degree of availability as other filings with the Commission, and that electronic filing will speed their dissemination in accordance with the intent of Congress.

     We estimate that each filer spends an average of 24.7 hours preparing each quarterly report. In addition, we estimate that, each quarter, approximately 210 managers will resubmit information to: (1) correct an error or omission; or (2) supplement a request for confidential treatment that expires or is denied, and that each such manager will spend an additional 4 hours on the resubmission.

     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See Section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     This collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               ------------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Good Harbor Financial, LLC
Address:  101 North Wacker Drive, Suite 2004
          Chicago IL 60606

Form 13F File Number: 28-14913

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yash Patel
         ---------------------------
Title:   Partner
         ---------------------------
Phone:   312-612-2245
         ---------------------------

Signature, Place, and Date of Signing:

/s/ Yash Patel                   Chicago, IL                MAY 17, 2012
-----------------------------    -----------------------    ---------------
          [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28- N/A                  N/A
[Repeat as necessary.]

================================================================================

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  17
Form 13F Information Table Value Total:  1,201,980
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       Name
1     28-                        Cedar Capital Advisors, LLC
         ---------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
         ---------           ---------------- --------- -------- ------------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGER  SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- ---- ---- ---------- -------- ---- ------ ----
BARCLAYS BK BLC              IPATH S&P MT ETN 06740C519      482    10,416 SH         DEFINED       1    SOLE
COMMONWEALTH REIT            6.5% PFD CUM CO  203233408      283    13,238 SH         DEFINED       1    SOLE
GRAMERCY CAPITAL CORP        COM              384871109      708   265,264 SH         DEFINED       1    SOLE
HOSPITALITY PROPERTIES TR    COM SH BEN INT   44106M102      479    18,112 SH         DEFINED       1    SOLE
ISHARES TR                   S&P 500 INDEX    464287200  418,861 2,966,229 SH         DEFINED       1    SOLE
ISHARES TR                   MSCI EAFE INDEX  464287465      713    12,990 SH         DEFINED       1    SOLE
ISHARES TR                   MSCI EMERG MKT   464287234      470    10,948 SH         DEFINED       1    SOLE
ISHARES TR                   S&P EURO PLUS    464287861      512    13,698 SH         DEFINED       1    SOLE
ISHARES TR                   S&P MIDCAP 400   464287507  414,339 4,175,960 SH         DEFINED       1    SOLE
NORTHERN TR CORP             COM              665859104    1,440    30,348 SH         DEFINED       1    SOLE
PENN WEST PETE LTD NEW       COM              707887105      286    14,650 SH         DEFINED       1    SOLE
PROSHARES TR                 PSHS SHTRUSS2000 74347R826      281    10,784 SH         DEFINED       1    SOLE
PROSHARES TR                 PSHS ULT MCAP400 74347R404  178,461 2,519,216 SH         DEFINED       1    SOLE
PROSHARES TR                 PSHS ULT S&P 500 74347R107  183,341 3,141,497 SH         DEFINED       1    SOLE
RAIT FINANCIAL TRUST         COM NEW          749227609      442    88,889 SH         DEFINED       1    SOLE
TORTOISE ENERGY INFRAS C     COM              89147L100      413    10,011 SH         DEFINED       1    SOLE
TORTOISE PWR & ENERGY INFRAS COM              89147X104      469    18,464 SH         DEFINED       1    SOLE

[Repeat as Necessary.]